Fair Value of Financial Instruments - Schedule of Reconciliation of Level 3 Fair Value Measurements of Financial Assets (Details) - Level 3 - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Derivative Financial Assets, Beginning Balance	₸ 2,322	₸ 0
Total gains or losses:
- in other comprehensive income	939
Transfer into level 3		2,322
Derivative Financial Assets, Ending Balance	3,261	2,322
Unquoted Debt Securities FVTOCI
Disclosure of fair value measurement of assets [line items]
Derivative Financial Assets, Beginning Balance	2,322	0
Total gains or losses:
- in other comprehensive income	939
Transfer into level 3		2,322
Derivative Financial Assets, Ending Balance	₸ 3,261	₸ 2,322